Business developments - Registered shares (Details 3) - CHF (SFr) shares in Millions, SFr in Millions	Dec. 31, 2020	Dec. 31, 2019	Aug. 24, 2018	Aug. 01, 2018	Nov. 04, 2013
Chase Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	323.0	343.0
Investment Owned, Face Amount	SFr 13	SFr 14
Portion of registered Group shares held by related party (as a percent)	13.21%	13.43%
Qatar Holding LLC
Related party disclosures
Shares held by related party			133.2
Portion of registered Group shares held by related party (as a percent)			5.21%
Harris Associates LP
Related party disclosures
Shares held by related party					81.5
Portion of registered Group shares held by related party (as a percent)					5.17%
Nortrust Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	184.0	163.0
Investment Owned, Face Amount	SFr 7	SFr 7
Portion of registered Group shares held by related party (as a percent)	7.53%	6.37%
Harris Associates Investment Trust
Related party disclosures
Portion of registered Group shares held by related party (as a percent)				4.97%